Available For Sale Financial Assets	12 Months Ended
Dec. 31, 2018
Investments Accounted For Using Equity Method [Abstract]
Available For Sale Financial Assets
14	Available-for-sale financial assets

	As of December 31,
	2017	2018
	RMB’million	RMB’million
Equity investments in unlisted securities	3,740	-

Movement of available-for-sale financial assets is analyzed as follows:

	Year ended December 31,
	2016	2017	2018
	RMB’million	RMB’million	RMB’million
At beginning of the year	-	10	3,740
Additions (note)	-	7,547	-
Business combination (Note 24)	10	-	-
Deemed distribution (note)	-	(3,774)	-
Currency translation differences	-	(43)	-
Reclassified to financial assets at fair value through other comprehensive income(Note 2.2(a))	-	-	(3,730)
Reclassified to other investments(Note 2.2(a))	-	-	(10)
At the end of the year	10	3,740	-

Note:

In December 2017, the Group entered into a share subscription agreement (“Spotify Subscription Agreement”) with Spotify Technology S.A. (“Spotify”) to subscribe for 8,552,440 ordinary shares or approximately 4.92% of issued ordinary shares of Spotify, at valuation of RMB7,547 million (US$1,142 million), by issuance of 282,830,698 ordinary shares of the Company as consideration. Immediately after the completion of the subscription, the Company transferred 50% of its ordinary shares in Spotify amounting to approximately RMB3,774 million to its controlling shareholder, Tencent, as part of the distribution of stock dividend as described below.

On December 7, 2017, the board of directors of the Company resolved to offer 255,185,879 ordinary shares as fully paid stock dividend to all shareholders of the Company on a pro rata basis and after giving effect to the wavier of stock dividend by Spotify and Tencent, as detailed below, 88,726,036 ordinary shares as fully paid stock dividend have been issued to the Company’s shareholders other than Spotify and Tencent. The stock dividend paid was credited to share capital at the par value of the stock dividend paid with corresponding debited to additional paid-in capital of the same mount.

Pursuant to the Spotify Subscription Agreement, Spotify has waived its right to receive any bonus shares of the Company. In consideration for the waiver to receive stock dividend by Tencent, a certain number of ordinary shares of Spotify acquired by the Company were transferred to Tencent at US$1, which are accounted for as distribution in equity (Note 19).